Other Operating Expenses	12 Months Ended
Dec. 31, 2012
Other Operating Expenses
20.	OTHER OPERATING EXPENSES

	Year Ended December 31,
	2012	2011
Operational readiness	$87,178	$15,760
Operating segment administration	32,438	28,839
Corporate social responsibility	20,145	1,017
Public infrastructure	1,273	8,069

	$141,034	$53,685